Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Reconciliation of the Numerator and Denominator Used to Compute Basic and Diluted Net Income Per Ordinary Share - USD ($)
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Numerator:
Allocation of net income – Basic	$ (884,261)	$ 989,866	$ (1,958,350)	$ 4,446,723	$ 6,825,686	$ 1,834,962
Allocation of net income – Diluted	$ (884,261)	$ 989,866	$ (1,958,350)	$ 4,446,723	$ 6,825,686	$ 1,830,545
Denominator:
Basic weighted average ordinary shares outstanding	2,722,722	29,550,000	5,632,404	29,550,000	29,550,000	26,959,315
Diluted weighted average ordinary shares outstanding	2,722,722	29,550,000	5,632,404	29,550,000	29,550,000	26,959,315
Basic net income per ordinary share	$ (0.32)	$ 0.03	$ (0.35)	$ 0.15	$ 0.23	$ 0.07
Diluted net income per ordinary share	$ (0.32)	$ 0.03	$ (0.35)	$ 0.15	$ 0.23	$ 0.07
Common Class B [Member]
Numerator:
Allocation of net income – Basic	$ (2,334,291)	$ 240,767	$ (2,499,046)	$ 1,081,585	$ 1,660,224	$ 483,616
Allocation of net income – Diluted	$ (2,334,291)	$ 240,767	$ (2,499,046)	$ 1,081,585	$ 1,660,224	$ 488,033
Denominator:
Basic weighted average ordinary shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,105,308
Diluted weighted average ordinary shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500	7,187,500
Basic net income per ordinary share	$ (0.32)	$ 0.03	$ (0.35)	$ 0.15	$ 0.23	$ 0.07
Diluted net income per ordinary share	$ (0.32)	$ 0.03	$ (0.35)	$ 0.15	$ 0.23	$ 0.07